Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible assets
Schedule of intangibles and their amortization and impairment

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements	Total
Cost
Balance as of December 31, 2021	1,118,811	940,080	13,503,441	1,733,379	17,295,711
Additions/capitalizations	198,295	11,507	488,761	3,434	701,997
Increase (decrease) related to business combination (Note 12)	—	12,670	(117,270)	(318,389)	(422,989)
Disposals	(6,208)	—	(95,875)	—	(102,083)
Foreign currency translation	46,737	210,171	2,250,536	57,336	2,564,780
Reclassifications/transfers	4,158	(1,068)	530	16,958	20,578
Balance as of September 30, 2022 (Unaudited)	1,361,793	1,173,360	16,030,123	1,492,718	20,057,994
Accumulated amortization and impairment losses
Balance as of December 31, 2021	(689,817)	(153,292)	(878,125)	(65,961)	(1,787,195)
Amortization expense	(94,266)	(22,889)	(472,193)	(4,265)	(593,613)
Disposals	3,231	—	95,875	—	99,106
Foreign currency translation	(39,181)	(147,467)	(579,720)	—	(766,368)
Reclassifications/transfers	107	(274)	25	—	(142)
Balance as of September 30, 2022 (Unaudited)	(819,926)	(323,922)	(1,834,138)	(70,226)	(3,048,212)
Balance as of December 31, 2021	428,994	786,788	12,625,316	1,667,418	15,508,516
Balance as of September 30, 2022 (Unaudited)	541,867	849,438	14,195,985	1,422,492	17,009,782